UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2006

Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one.):    [   ]  is a restatement.
                                     [   ]  adds new holdings entries.
Institutional Investment Manager Filing this Report:

Name:      Rexford Holding Management LLC
Address:   220 Fifth Avenue
           New York, NY  10001

Form 13F File Number: 28-11381

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Stuart Rosenberg
Title:   Member
Phone:   212-483-1500

Signature, Place, and Date of Signing:

Stuart Rosenberg            New York,  New York            November 13, 2006

Report Type (Check only one.):

[   ]     13F HOLDINGS REPORT.

[   ]     13F NOTICE.

[ X ]     13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

          Form 13F File Number       Name

          28-10027                   Rexford Offshore, L.L.C.

          28-2826                    Marcus Schloss & Co., Inc.

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                              Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         2

Form 13F Information Table Entry Total:   20

Form 13F Information Table Value Total:   $157,130


List of Other Included Managers:

      No.     Form 13F File Number        Name

      02      28-10027                    Rexford Offshore, L.L.C.

      03      28-2826                     Marcus Schloss & Co., Inc.

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
                                                     Form 13F Information Table

          Column 1                    Column 2     Column 3   Column 4      Column 5        Column 6   Column 7       Column 8
          --------                    --------     --------   --------      --------        --------   --------       --------

                                      Title of                 Value    Shrs or  Sh/  Put/ Investment   Other     Voting Authority
        Name of Issuer                 Class       Cusip      (x$1000)  Prn Amt  Prn  Call Discretion  Managers  Sole    Shared None
        --------------                 -----       -----      --------  -------  ---  ---- ----------  --------  ------- ------ ----

M Systems Ltd                        Ord          M7061C100    9,102   226,200   Sh        Defined      02,03   226,200     0    0
Aleris International Inc             Com          014477103    7,374   145,900   Sh        Defined      02,03   145,900     0    0
Andrew Corp                          Com          034425108    4,965   536,800   Sh        Defined      02,03   536,800     0    0
Andrx Corp                           Com          034553107   10,490   429,400   Sh        Defined      02,03   429,400     0    0
Aramark Corp                         Cl B         038521100    7,942   241,700   Sh        Defined      02,03   241,700     0    0
Commercial Capital Bancorp Inc       Com          20162L105    6,850   429,700   Sh        Defined      02,03   429,700     0    0
Enzon Pharmaceuticals Inc            Com          293904108    8,010   970,953   Sh        Defined      02,03   970,953     0    0
Filenet Corp                         Com          316869106    2,386    68,500   Sh        Defined      02,03    68,500     0    0
Giant Industries Inc                 Com          374508109    6,991    86,100   Sh        Defined      02,03    86,100     0    0
Golden West Financial Corp           Com          381317106   19,042   246,500   Sh        Defined      02,03   246,500     0    0
HCA Inc                              Com          404119109    7,723   154,800   Sh        Defined      02,03   154,800     0    0
Intel Corp                           Com          458140100    3,086   150,000   Sh        Defined      02,03   150,000     0    0
Intermagnetics General Corp          Com          458771102    6,439   238,021   Sh        Defined      02,03   238,021     0    0
Internet Security Systems Inc        Com          46060X107    7,259   261,500   Sh        Defined      02,03   261,500     0    0
Kinder Morgan Inc                    Com          49455P101    2,412    23,000   Sh        Defined      02,03    23,000     0    0
Ligand Pharmaceuticals Inc           Cl B         53220K207      774    77,100   Sh        Defined      02,03    77,100     0    0
MRO Software Inc                     Com          55347W105    2,716   105,800   Sh        Defined      02,03   105,800     0    0
Maverick Tube Corp                   Com          577914104   23,352   360,200   Sh        Defined      02,03   360,200     0    0
Sears Holdings Corp                  Com          812350106    1,581    10,000   Sh        Defined      02,03    10,000     0    0
Univision Communications Inc         Cl A         914906102   18,636   542,700   Sh        Defined      02,03   542,700     0    0
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